N-2 - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
		Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cover [Abstract]
Entity Central Index Key					0001350869
Amendment Flag					false
Document Type					N-CSRS
Entity Registrant Name					Clough Global Opportunities Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 3 - CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Clough Global Dividend and Income Fund has filed a registration statement with the SEC authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offerings”). Under the Shelf Offerings, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

The Board of each Fund announced, on June 2, 2023, that it had approved a share repurchase program in accordance with Section 23(c) of the 1940 Act. Under the share repurchase program, each Fund may purchase up to 5% of its outstanding common shares in open market transactions through June 30, 2025.

Transactions in common shares were as follows:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Clough Global Dividend and Income Fund
Common shares outstanding - beginning of period	12,409,683	12,506,783
Repurchase of fund shares	–	(97,100)
Common shares outstanding - end of period	12,409,683	12,409,683
Clough Global Equity Fund
Common shares outstanding - beginning of period	18,738,121	18,839,921
Repurchase of fund shares	–	(101,800)
Common shares outstanding - end of period	18,738,121	18,738,121
Clough Global Opportunities Fund
Common shares outstanding - beginning of period	42,766,222	42,866,120
Repurchase of fund shares	–	(99,898)
Common shares outstanding - end of period	42,766,222	42,766,222

Document Period End Date					Apr. 30, 2025
Borrowings Outstanding [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 64,500	$ 52,000	$ 52,000	$ 64,500	$ 204,000	$ 245,500	$ 182,500
Senior Securities Coverage per Unit	[1]	$ 4,683	$ 5,991	$ 5,282	$ 4,683	$ 2,325	$ 3,019	$ 2,851
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		4.97	5.23	4.20	4.97	5.74	12.87	8.84
NAV Per Share		$ 5.56	$ 6.07	$ 5.19	$ 5.56	$ 6.21	$ 12.37	$ 10.48	$ 10.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		42,766,222	42,766,222	42,866,120

[1]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Leverage Facility) from the Fund’s total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.